Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Conversion from IFRS to U.S. GAAP

A. Conversion from IFRS to U.S. GAAP-

The Company has retroactively converted its historical Financial Statements that were prepared in accordance with International Financial Reporting Standards (“IFRS”) to present such Financial Statements in accordance with U.S. GAAP. This is the first Financial Statement presented according to U.S. GAAP.

The Company is an Israeli company, and its business operates in the medical technology industry in the field of respiratory support technology and intends to focus its commercial efforts mainly in the USA. The Company’s both long and short-term intentions are to conduct clinical trials in the U.S. with the goal to receive FDA approval as a first and major milestone.

The significant differences between IFRS and U.S. GAAP as they relate to these Financial Statements are as follows:

(a) Leases

Under IFRS, prior to the adoption of U.S. GAAP, the Company, as lessee, applied the single lease model that is similar to the accounting for a finance lease under U.S. GAAP. The expense recognition presented a higher portion of the total expense earlier in the lease term as a combination of straight-line depreciation of the right-of-use asset and the effective interest rate method applied to the lease liability results in a decreasing rate of interest expense recognition throughout the lease term. In addition, the presentation of the lease expenses in the statements of comprehensive loss is different. Under U.S. GAAP it is presented as lease expenses, while under IFRS it is presented as depreciation and interest expense.

Under U.S. GAAP, there is dual classification lease accounting model for lessees: finance leases and operating leases. The Company, as lessee, classified all its leases as operating leases and recognizes a single lease expense, including both a right-of-use asset depreciation component and an interest expense component, on a straight-line basis throughout the lease term.

(b) Financial Liabilities

The Company issued tradable warrants to investors in its initial public offering (the “IPO”) and warrants to its pre-IPO investors. Under IFRS, warrants issued by the Company were classified as financial liabilities and measured at fair value with changes recognized in profit or loss. However, under U.S. GAAP, those warrants are classified as equity instruments due to the change in its functional currency.

Upon transitioning to U.S. GAAP, the Company has re-evaluated the classification of its warrants and determined that they meet the criteria for classification as equity instruments. Therefore, the warrants have been reclassified from financial liabilities to equity in the Financial Statements.

This reclassification has been applied retroactively to all periods presented in accordance with the requirements of U.S. GAAP. Consequently, the Financial Statements for prior periods have been adjusted to reflect the reclassification of warrants from financial liabilities to equity.

Following the change in determining the warrants classification, the Company had changed its IPO expenses allocation between equity and issuance expenses.

(c) Change in Functional Currency Reporting

Under IFRS, the functional currency is determined based on the currency of the primary economic environment in which the entity operates. However, under U.S. GAAP, the functional currency is determined based on the currency of the primary economic environment in which the entity generates and expends cash.

As a result of this change, the Company has reassessed its functional currency and determined that it now aligns with the currency of the primary economic environment in which cash receipts and payments occur, in accordance with U.S. GAAP requirements.

This change in functional currency reporting has been applied retroactively.

Management believes that this change in functional currency reporting better reflects the economic substance of the Company’s operation.

(d) Government Grants

Under International Accounting Standards (“IAS 20”) (under IFRS), the Company capitalized government grants according to revenue forecast and recognized financial expenses over time.

However, under U.S. GAAP, the Company will recognize royalties only when it starts to generate revenues. This differs from IFRS, where the Company recognized capitalized liability, financial expenses and lower grant in the research and development expenses.

The conversion from IFRS to U.S. GAAP based USD as our operational currency and following other U.S. GAAP differences, resulted in change of our financial results.

U.S. GAAP differences as of December 31, 2022:

	Note	IFRS (previously reported)	U.S. GAAP
Other current assets	2A(c)	591	589
Right of use assets, net	2A(a)	1,107	1,263
Trade accounts payables	2A(c)	150	152
Other accounts payables	2A(c)	1,217	1,216
Current lease liabilities	2A(a)	329	268
Financial liabilities at fair value	2A(b)	368	26
Long term lease liabilities	2A(a)	728	873
Loan from the Israeli Innovation Authority (“IIA”)	2A(g)	398	-
Foreign exchange reserve	2A(c)	(1,928)	-
Share capital and additional paid in capital	2A(b)	53,814	57,866
Accumulated losses	2A	(39,064)	(44,235)
Total Shareholders’ Equity	2A	12,822	13,631

U.S. GAAP differences for the year ended December 31, 2021:

	IFRS (previously reported)	U.S. GAAP
Research and development expenses	3,909	4,070
Sales and marketing expenses	1,951	1,980
General and administrative expenses	7,572	6,937
Other expenses (income)	-	(23)
Operating loss	13,432	12,964

Interest income from deposit	-	(1)
Finance expenses (income), net	3,523	4,230
Loss before tax	16,955	17,193

Taxes on income	-	-

Total net loss	16,955	17,193

Exchange (losses) profits arising on translation to presentation currency	(845)	-
Total comprehensive loss	16,110	17,193

U.S. GAAP differences for the year ended December 31, 2022:

	IFRS (previously reported)	U.S. GAAP
Research and development expenses	8,054	8,183
Sales and marketing expenses	1,325	1,328
General and administrative expenses	5,391	5,375
Other expenses (income)	-	7
Operating loss	14,770	14,893

Interest income from deposits	-	(192)
Finance expenses (income), net	(4,497)	275
Loss before tax	10,273	14,976

Taxes on income	-	-

Total net loss	10,273	14,976

Exchange (losses)profits arising on translation to presentation currency	2,138	-
Total comprehensive loss	12,411	14,976

Use of estimates

B. Use of estimates:

The preparation of Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Financial Statements, and the reported amounts of expenses during the reporting period.

Items subject to such estimates and assumptions include:

●	stock-based compensation expense;
●	fair value financial liabilities;
●	recognition, measurement, and disclosure of contingent liabilities;
●	Interest rate used for lease liability measurement.

As of the date of issuance of the Financial Statements, the Company is not aware of any material specific events or circumstances that would require it to update its estimates, judgments, or to revise the carrying values of its assets or liabilities. These estimates may change, as new events occur and additional information is obtained, and are recognized in the Financial Statements as soon as they become known. Actual results could differ from those estimates and any such differences may be material to the Company’s Financial Statements.

Foreign Currency

C. Foreign Currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“USD”). The Company’s funding and expected revenues are mostly in USD. Thus, the functional currency of the Company is in USD.

Transactions and balances originally denominated in USD are presented at their original amounts. Balances in non-USD currencies are translated into USD using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-USD transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average exchange rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization) – historical exchange rates. Currency transaction gains and losses are presented in financial expenses (income), net as appropriate. The functional currency of the Company is USD.

Property, Plant, and Equipment

D. Property, Plant, and Equipment

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

Annual rates of depreciation are as follows:

%

Computers	33
Development equipment	20
Furniture and office equipment	6-15
Leasehold Improvements	10

Leases

E. Leases

The Company implemented Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements as of such date. The Company leases office space and vehicles under operating leases.

Arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term.

The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate. The weighted-average rate applied was 9.60%. Right-of-use assets were measured at an amount equal to the lease liability.

For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

Research and Development Costs	F. Research and Development Costs. Research and development expenses consist primarily of payroll, payroll related expenses, subcontractors, and materials. Costs are expensed as incurred.
Government Grants

G. Government Grants

The Company receives royalty-bearing grants from the IIA for approved research and development projects. Under Israeli law, royalties on the revenues derived from products and services developed using such grants, are payable to the Israeli Government.

Royalties payable with respect to grants received under programs approved after January 1, 1999, are subject to interest on the dollar-linked value of the total grants received at an annual rate of London Interbank Offered Rate (“LIBOR”) applicable to dollar deposits. In September 2021, the Bank of Israel, which determines annual interest rates, published a directive which stated that annual interest at a variable rate linked to the LIBOR rate for loans in USD will be replaced by the Secured Overnight Financing Rate, (“SOFR”), in January 2024. The amounts of grants received and recorded into income should be disclosed for each period presented. The research and development grants are presented in the statement of operations as an offset to related research and development expenses. Companies are required to pay royalties in connection with such grants at specified rates, up to the total dollar-linked amount of such grants.

Finance Income and Expenses

H. Finance Income and Expenses.

Finance income is composed of interest on deposits, while finance expenses are composed of interest on senior secured credit facility, bank charges and net currency exchange rates differences.

Current Taxes

I. Current Taxes

The current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years. The Company has no tax liability due to its carry forward losses.

Share-Based Compensation

J. Share-Based Compensation.

Share-based compensation expenses related to employees, directors and subcontractors’ options or restricted share units, (“RSU”) which recognized based on their fair value, which is based on the fair value of the underlying Ordinary Shares as to the de-minimis exercise price using the graded vesting method.

The Company recognizes compensation expense for grants of share-based awards to its employees based on the estimated fair value on the grant date. Compensation cost for awards is recognized over the requisite service period, which approximates the vesting period. Share-based compensation is included in research and development, selling and marketing and general and administrative expenses. Forfeitures of equity grants are recognized as incurred.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued.

Warrants

K. Warrants

The Company issues warrants as part of its financing activities or compensation arrangements. Warrants are derivative financial instruments that entitle the holder to purchase a specified number of the Company’s ordinary shares at a predetermined exercise price. Warrants issued by the Company may have various terms, including expiration dates, exercise prices, and conditions.

The Company classifies warrants as either equity or liabilities upon issuance, based on specific terms and conditions and in accordance with Accounting Standard Codification (“ASC”) 815, Derivatives and Hedging. Warrants are classified as equity if they meet the criteria for equity classification outlined in ASC 815-40. Otherwise, warrants are classified as liabilities.

Severance

L. Severance

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company’s pension and severance pay liabilities are covered mainly by insurance policies. Pursuant to section 14 of the Israeli Severance Compensation Act, 1963 (“Section 14”), the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with Section 14 relieve the Company from any future severance payments in respect of those employees and, as such, the Company may only utilize the insurance policies for the purpose of paying severance pay.

Basic and Diluted Loss Per Share

M. Basic and Diluted Loss Per Share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of Ordinary Shares outstanding during the financial year, adjusted for Ordinary Shares issued during the year, if applicable.

Fair Value Measurements

N. Fair Value Measurements

The Company measures and discloses fair value in accordance with the Financial Accounting Standards Board (“FASB”), ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 – pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities are estimated to be equal to their fair value due to the short-term nature of these instruments.

Concentration of Credit Risk

O. Concentration of Credit Risk

The Company maintains certain cash balances in a well-known Israeli banks and U.S based banks.

The Company’s operating expenses are denominated mainly in New Israeli Shekel (“NIS”), and therefore, subject to foreign currency risk.

Cash and Cash Equivalent

P. Cash and Cash Equivalent

Cash equivalents are highly liquid investments that are readily convertible into cash, typically with an original maturity of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Restricted cash consists of funds that are contractually restricted to bank guarantee due to rental agreements. The Company has presented restricted cash separately from cash and cash equivalents in the balance sheets. Bank deposits with maturities of more than three months, but less than one year, and which are not restricted are included in short-term deposits. Such deposits are stated at cost which approximates market value. As of December 31, 2023, December 31, 2022, the Company had short-term deposits in the amounts of $2.3 million and $7.1 million respectively.

Segment Information

Q. Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision maker (“CODM”), who is the Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying Financial Statements for the purposes of making operating decisions, assessing financial performance, and allocating resources.

New accounting Pronouncements

R. New accounting Pronouncements

Accounting Standards Adopted in 2023

ASU 2023-03

In July 2023, the FASB issued ASU 2023-03 to amend various U.S. Securities and Exchange Commission (the “SEC”) paragraphs in the ASC to primarily reflect the issuance of SEC Staff Accounting Bulletin No. 120. ASU No. 2023-03, “Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022 EITF Meeting, and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280—General Revision of Regulation S-X: Income or Loss Applicable to Common Stock.” ASU 2023-03 amends the ASC for SEC updates pursuant to SEC Staff Accounting Bulletin No. 120, SEC Staff Announcement at the March 24, 2022, Emerging Issues Task Force (“EITF”) Meeting; and Staff Accounting Bulletin Topic 6.B, Accounting Series Release 280 - General Revision of Regulation S-X: Income or Loss Applicable to Common Stock. These updates were immediately effective and did not have a material impact on our financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” which clarifies that contractual restrictions on equity security sales are not considered part of the security unit of account and, therefore, are not considered in measuring fair value. In addition, the restrictions cannot be recognized and measured as separate units of account. Disclosures on such restrictions are also required. The amendments are effective for Fiscal years beginning after December 15, 2023, and interim periods within those fiscal years on a prospectively basis. The Company expects that ASU 2022-03 will not have a material impact on its Financial Statements and related disclosures.

Accounting Pronouncements Issued but Not Yet Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of this pronouncement on our Financial Statements.

In December 2023, the FASB issued ASU 2023-08, Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which addresses the accounting and disclosure requirements for certain crypto assets. This ASU requires entities to subsequently measure certain crypto assets at fair value, with changes in fair value recorded in net income in each reporting period. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets. The ASU’s amendments are effective for all entities holding assets that meet certain scope criteria for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted for both interim and annual periods. If an entity adopts the amendments in an interim period, it must adopt them as of the beginning of the fiscal year that includes that interim period. We do not expect this pronouncement to have a material impact on our Financial Statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Under this ASU, public entities must annually (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than five percent of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate). This ASU’s amendments are effective for all entities that are subject to Topic 740, Income Taxes, for annual periods beginning after December 15, 2024, with early adoption permitted. We are currently evaluating the impact of this pronouncement on our disclosures.